INCOME TAXES	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14.	INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax bases of assets and liabilities and their financial statement reported amounts, and for net operating losses and tax credit carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance against deferred tax assets when it is more likely than not that such asset will not be realized. The Company continues to monitor the likelihood that it will be able to recover its deferred tax assets. If recovery is not likely, the Company must increase its provision for income taxes by recording a valuation allowance against the deferred tax assets.

The Company accounts for uncertain tax positions in accordance with the authoritative guidance on income taxes under which the Company may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of the provision for income taxes.

As of September 30, 2021, the Company’s total unrecognized tax benefits were approximately $0.3 million, which would affect the effective tax rate if recognized. The Company will recognize interest and penalties, when they occur, related to uncertain tax positions as a component of tax expense. There is no interest or penalties to be recognized for the three months ended September 30, 2021 and September 30, 2020.

The Company is required to make its best estimate of the annual effective tax rate for the full fiscal year and use that rate to provide for income taxes on a current year-to-date basis. The Company recorded tax expense of $239 thousand and $766 thousand for the three months ended September 30, 2021 and September 30, 2020, respectively. The effective tax rate could fluctuate in the future due to changes in the taxable income mix between various jurisdictions.

The Company is subject to income taxes in the U.S. federal, various states, Canada and New Zealand tax jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. The Company’s U.S. tax years 2017 through 2020 will remain open for examination by the federal and state authorities which is three and four years, respectively. The Company’s tax years from 2017 through 2020 remain open for examination by Canada and New Zealand authorities. As of September 30, 2021, there were no active taxing authority examinations.

NOTE 14.	INCOME TAXES

The following table summarizes income before income taxes:

	Years Ended June 30,
	2021	2020
U.S.	$6,983,223	$1,981,773
Foreign	651,678	354,590
Income before income taxes	$7,634,901	$2,336,363

Income Tax Provision

Provision for income tax as listed on the Consolidated Statements of Income for the years ended June 30, 2021 and 2020 are $1,785,458 and $562,962, respectively.

Provision for taxes consisted of the following:

	Years Ended June 30,
	2021	2020
U.S. operations	$1,488,351	$425,639
Foreign operations	297,107	137,323
Total	$1,785,458	$562,962

Provisions for income tax consisted of the following as of the years ended:

For the year ended:	June 30, 2021	June 30, 2020

Current:
Federal	$1,426,303	$274,229
States	122,052	64,861
Foreign	256,195	179,709
Total current	1,804,550	518,799
Deferred:
Federal	(56,397)	94,273
States	(3,607)	(7,723)
Foreign	40,912	(42,387)
Total deferred	(19,092)	44,163
Total	$1,785,458	$562,962

Tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets for the years ended June 30, 2021 and 2020 are presented below:

For the year ended:	June 30, 2021	June 30, 2020

Deferred tax assets:
Property and equipment and intangible assets - U.S.	$469,403	$529,694
Net operating loss	14,220	—
Accruals, reserves and other - U.S.	336,823	229,568
Leasing assets	245,819	125,480
Leasing liabilities	(238,789)	(117,270)
Gross deferred tax assets	827,476	767,472
Less valuation allowance	—	—
Total deferred tax assets	$827,476	$767,472

Deferred tax liabilities:
Intangible assets - foreign	$(150,878)	(144,653)
Accruals, reserves and other - foreign	(18,551)	16,136
Total deferred tax liabilities	(169,429)	(128,517)
Total net deferred tax assets	$658,047	$638,955

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company’s net deferred tax assets. The Company primarily considered such factors as the Company’s history of operating losses; the nature of the Company’s deferred tax assets and the timing, likelihood and amount, if any, of future taxable income during the periods in which those temporary differences and carryforwards become deductible.  At present, the Company does believe that it is more likely than not that the deferred tax assets will be realized. Therefore, the valuation allowance was released as of the beginning of the year ended June 30, 2020. The valuation allowance was unchanged during the year ended June 30, 2021 and decreased by $2,573 during the year ended June 30, 2020.

On March 27, 2020 the U.S. enacted the Coronavirus Aid, Relief, and Economic Security Act (the CARES Act). The Company has evaluated the provisions of the CARES Act and determined that it did not result in a significant impact on the Company’s tax provision.

Income tax expense (benefit) for the years ended June 30, 2021 and June 30, 2020 differed from the amounts computed by applying the statutory federal income tax rate of 21.00% to pretax income (loss) as a result of the following:

For the year ended:	June 30, 2021	June 30, 2020

Federal tax expense (benefit) at statutory rate	$1,603,764	$490,638
State income taxes	92,813	43,517
Permanent differences	17,737	26,724
Foreign tax credit	(88,648)	(58,203)
Change in valuation allowance	—	(2,573)
Foreign rate differential	159,792	62,859
Total tax expense	$1,785,458	$562,962

For the year ended:	June 30, 2021	June 30, 2020

Federal tax expense (benefit) at statutory rate	21.00%	21.00%
State income taxes	1.22%	1.86%
Permanent differences	0.23%	1.15%
Foreign rate differential	2.09%	2.69%
Foreign tax credit	(1.16)%	(2.49)%
Change in valuation allowance	0%	-0.11%
Total tax expense	23.38%	24.10%

Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The aggregate changes in the balance of gross unrecognized tax benefits, which includes interest and penalties, for the years ended June 30, 2021 and 2020 are as follows:

Balance at June 30, 2020	$289,738
Additions based on tax positions taken during a prior period	12,597
Reductions based on tax positions taken during a prior period	—
Additions based on tax positions taken during the current period	—
Reductions based on tax positions taken during the current period	—
Reductions related to settlement of tax matters	—
Reductions related to a lapse of applicable statute of limitations	—
Balance at June 30, 2021	$302,335

The Company files income tax returns in the United States, and various state and foreign jurisdictions. The federal, state and foreign income tax returns are subject to tax examinations for the tax years 2017 through 2020 as of year ended June 30, 2021. To the extent the Company has tax attribute carry forwards, the tax years in which the attribute was generated may still be adjusted upon examination by the U.S. Internal Revenue Service, state or foreign tax authorities to the extent utilized in a future period.  There were no ongoing examinations by taxing authorities as of June 30, 2021.

The Company had $251,946 of unrecognized tax benefits as of June 30, 2021 and 2020 that if recognized would affect the effective tax rate.  The Company does not anticipate a significant change to its unrecognized tax benefits in the year ended June 30, 2021

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of June 30, 2021, and 2020, the Company accrued and recognized as a liability $50,389 and $37,792, respectively, of interest and penalties related to uncertain tax positions.